Trading portfolio	12 Months Ended
Dec. 31, 2025
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value, with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2025	2024	2025	2024
	£m	£m	£m	£m
Debt securities and other eligible bills	94,359	78,014	(33,217)	(37,050)
Equity securities	83,242	74,859	(24,520)	(19,858)
Traded loans	12,249	13,470	—	—
Commodities	211	110	—	—
Trading portfolio assets/(liabilities)	190,061	166,453	(57,737)	(56,908)